Form N-1A Cover	Sep. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 18, 2025
Prospectus Date	Dec. 10, 2024